NOTE 12 - OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity
	Number of Shares	Weighted Average Exercise Price
Outstanding as of January 1, 2012	—	$—
Granted	2,670,000	0.01
Exercised	—	—
Cancelled	(2,600,000)	(0.01)
Outstanding at December 31, 2012	70,000	$0.01
Granted	300,000	1.65
Exercised	—	—
Cancelled	—	—
Outstanding at December 31, 2013	370,000	$1.34

Summary of stock options outstanding
	Options Outstanding			Options Exercisable
Expiration Date	Exercise Price	Number shares outstanding	Weighted Average Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

October 1, 2018	$0.01	70,000	4.75	58,333	$0.01
January 2, 2019	1.65	300,000	5.00	143,630	$1.65
Total		370,000		201,963

Option valuation assumptions
Significant assumptions:
Risk-free interest rate at grant date	1.04%-0.89%
Expected stock price volatility	199.38%-344.22%
Expected dividend payout	—
Expected option life-years	6